Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
April 30, 2022

Dates Covered
Collections Period	04/01/22 - 04/30/22
Interest Accrual Period	04/15/22 - 05/15/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	05/16/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/22	936,672,895.54	36,560
Yield Supplement Overcollateralization Amount 03/31/22	24,494,844.94	0
Receivables Balance 03/31/22	961,167,740.48	36,560
Principal Payments	32,480,538.18	639
Defaulted Receivables	468,347.46	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/22	23,318,406.55	0
Pool Balance at 04/30/22	904,900,448.29	35,902

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.40%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	5,337,303.86	191
Past Due 61-90 days	2,051,241.31	78
Past Due 91-120 days	400,968.35	14
Past Due 121+ days	0.00	0
Total	7,789,513.52	283

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.84%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	317,054.54
Aggregate Net Losses/(Gains) - April 2022	151,292.92
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.19%
Prior Net Losses/(Gains) Ratio	0.36%
Second Prior Net Losses/(Gains) Ratio	0.05%
Third Prior Net Losses/(Gains) Ratio	0.37%
Four Month Average	0.24%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.07%

Overcollateralization Target Amount	10,406,355.16
Actual Overcollateralization	10,406,355.16
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.21%
Weighted Average Remaining Term	56.02

Flow of Funds	$ Amount
Collections	35,890,773.78
Investment Earnings on Cash Accounts	1,029.30
Servicing Fee	(800,973.12)
Transfer to Collection Account	-
Available Funds	35,090,829.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	479,449.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	3,730,708.95
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	17,270,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,406,355.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,135,824.67

Total Distributions of Available Funds	35,090,829.96

Servicing Fee	800,973.12
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 04/15/22	925,901,157.24
Principal Paid	31,407,064.11
Note Balance @ 05/16/22	894,494,093.13

Class A-1
Note Balance @ 04/15/22	0.00
Principal Paid	0.00
Note Balance @ 05/16/22	0.00
Note Factor @ 05/16/22	0.0000000%

Class A-2
Note Balance @ 04/15/22	365,101,157.24
Principal Paid	31,407,064.11
Note Balance @ 05/16/22	333,694,093.13
Note Factor @ 05/16/22	86.1368335%

Class A-3
Note Balance @ 04/15/22	387,400,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	387,400,000.00
Note Factor @ 05/16/22	100.0000000%

Class A-4
Note Balance @ 04/15/22	121,600,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	121,600,000.00
Note Factor @ 05/16/22	100.0000000%

Class B
Note Balance @ 04/15/22	34,530,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	34,530,000.00
Note Factor @ 05/16/22	100.0000000%

Class C
Note Balance @ 04/15/22	17,270,000.00
Principal Paid	0.00
Note Balance @ 05/16/22	17,270,000.00
Note Factor @ 05/16/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	547,941.18
Total Principal Paid	31,407,064.11
Total Paid	31,955,005.29

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	106,487.84
Principal Paid	31,407,064.11
Total Paid to A-2 Holders	31,513,551.95

Class A-3
Coupon	0.81000%
Interest Paid	261,495.00
Principal Paid	0.00
Total Paid to A-3 Holders	261,495.00

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4772175
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.3533044
Total Distribution Amount	27.8305219

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2748783
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	81.0714097
Total A-2 Distribution Amount	81.3462880

A-3 Interest Distribution Amount	0.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6750000

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	118.78
Noteholders' Third Priority Principal Distributable Amount	549.88
Noteholders' Principal Distributable Amount	331.34

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/22	2,877,704.48
Investment Earnings	678.00
Investment Earnings Paid	(678.00)
Deposit/(Withdrawal)	-
Balance as of 05/16/22	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,794,545.45	$4,263,297.18	$3,215,792.29
Number of Extensions	123	133	97
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.43%	0.31%